FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Amortized cost
Financial assets by category
Financial assets.	$ 259,165,033	$ 153,393,279
Fair value
Financial assets by category
Financial assets.	18,707,695	5,698,390
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	68,550,022	32,912,886
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets.		562,380
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	1,279,411	884,964
Other financial assets | Fair value
Financial assets by category
Financial assets.	18,707,695	5,136,010
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	178,231,597	111,952,722
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 11,104,003	$ 7,642,707